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                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2001

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           The Danforth Associates, Inc.
Address:        One Hollis Street
                Suite 206
                Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Danforth
Title:  President
Phone:  800-443-4427
Signature, Place, and Date of Signing:

        Stuart Gould Danforth   Wellesley, MA   January 7, 2002

Report Type:

(X)     13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                     Page 1


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                                FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $155,094,494










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                                        FORM 13F   INFORMATION TABLE
                                                                                 DISCRETION             AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP        MARKET VALUE     SHARES   (A) SOLE    MANAGER    (C) NONE
--------------------    --------------  ---------      ------------     -------  ----------  -------    -------
AMERICAN INT'L GROUP         COM        026874107       $  4,472,681      56331         X       1          X

AMGEN INC.                   COM        031162100       $  3,580,666      63442         X       1          X

ANADARKO PETROLEUM           COM        032511107       $  2,486,505      43738         X       1          X

AOL TIME WARNER INC.         COM        00184A105       $  4,553,064     141840         X       1          X

APPLIED MATERIALS            COM        038222105       $  1,524,161      38009         x       1          X

AUTOMATIC DATA PROC.         COM        053015103       $  4,021,633      68279         X       1          X

BANK OF NEW YORK             COM        064057102       $  4,444,540     108935         X       1          X

CISCO SYSTEMS                COM        17275R102       $  1,614,181      89132         X       1          X

CITIGROUP INC                COM        172967101       $  8,016,527     158806         X       1          X

COLGATE PALMOLIVE            COM        194162103       $  3,835,524      66416         X       1          X

EMC CORP.                    COM        268648102       $  1,515,615     112769         X       1          X

EXXON MOBIL                  COM        30231G102       $  6,799,450     173014         X       1          X

FANNIE MAE                   COM        313586109       $  6,249,177      78606         X       1          X

GENERAL ELECTRIC             COM        369604103       $  8,227,703     205282         X       1          X

HARLEY-DAVIDSON INC          COM        412822108       $    167,546       3085         X       1          X

IBM                          COM        458140100       $  4,221,867      34903         X       1          X

INTEL CORP                   COM        458140100       $  5,731,417     182239         X       1          X

INTERPUBLIC GROUP            COM        460690100       $  3,597,027     121768         X       1          X

JOHNSON & JOHNSON            COM        478160104       $  4,745,671      80299         X       1          X

LOWES COS.                   COM        548661107       $  9,540,968     205580         X       1          X
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                                        FORM 13F   INFORMATION TABLE
                                                                                 DISCRETION             AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP        MARKET VALUE     SHARES   (A) SOLE    MANAGER    (C) NONE
--------------------    --------------  ---------      ------------     -------  ----------  -------    -------
MCDATA CORP.                 COM        580031201       $     75,926       3099         X       1          X

MEDTRONIC                    COM        585055106       $  8,847,808     172775         X       1          X

MERCK & CO                   COM        589331107       $  3,574,746      60795         X       1          X

MERRILL LYNCH                COM        590188108       $  1,823,105      34979         X       1          X

MICROSOFT                    COM        594918104       $  3,073,603      46394         X       1          X

ORACLE                       COM        68389X105       $  1,290,572      93452         X       1          X

PFIZER INC                   COM        717081103       $ 10,230,451     256724         X       1          X

PROCTER & GAMBLE CO.         COM        742718109       $    351,416       4441         X       1          X

SBC COMMUNICATIONS INC       COM        78387G103       $  1,576,475      40247         X       1          X

SUN MICROSYSTEMS             COM        866810104       $    901,000      73252         X       1          X

TARGET                       COM        87612E106       $  5,726,844     139509         X       1          X

TENET HEALTHCARE CORP        COM        88033G100       $    471,522       8030         X       1          X

TEXAS INSTRUMENTS            COM        882508104       $  3,607,548     128841         X       1          X

TYCO INTERNATIONAL           COM        902124106       $  6,285,103     106708         X       1          X

UNITED TECHNOLOGIES          COM        913017109       $  1,968,759      30462         X       1          X

VIACOM INC. B NON VTG        COM        925524308       $  2,055,227      46551         X       1          X

WALGREEN CO.                 COM        931422109       $  7,230,841     214820         X       1          X

WASHINGTON MUTUAL INC.       COM        939322103       $  2,603,966      79632         X       1          X

WELLS FARGO                  COM        949746101       $  2,462,880      56657         X       1          X

XILINX                       COM        983919101       $  1,590,780      40737         X       1          X

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